AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investment — 5.5%
Exchange-Traded Fund
United States
iShares MSCI EAFE ETF(a)	9,150	$512,492
(cost $576,505)
Short-Term Investments — 71.2%
Affiliated Mutual Fund — 5.4%
PGIM Institutional Money Market Fund (cost $497,510; includes $496,716 of cash collateral for securities on loan)(b)(we)	497,808	497,460

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 19.8%
U.S. Treasury Bills
3.026%	12/15/22	1,840	1,829,300
(cost $1,828,488)

	Shares
Unaffiliated Fund — 46.0%
Dreyfus Government Cash Management (Institutional Shares)	4,258,844	4,258,844
(cost $4,258,844)

Total Short-Term Investments (cost $6,584,842)		6,585,604

TOTAL INVESTMENTS—76.7% (cost $7,161,347)		7,098,096

Other assets in excess of liabilities(z) — 23.3%		2,156,631

Net Assets — 100.0%		$9,254,727

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $483,758; cash collateral of $496,716 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
106	Mini MSCI EAFE Index	Dec. 2022	$8,801,180	$(1,180,835)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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